SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 segment	Sep. 30, 2025 USD ($) segment	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reportable segments | segment			3	4	4		3
Restricted cash							$ 6,300,000	$ 7,400,000
Impairment of long-lived assets					$ 2,717,000	$ 0	1,981,000	7,619,000	$ 3,665,000
Goodwill, impairment loss							0	0	0
Gain (loss) on foreign currency translation							0	0	0
Decrease in additional paid in capital	$ (1,502,973,000)			$ (1,502,973,000)	(1,502,973,000)		(930,638,000)	(833,080,000)
Decrease in accumulated deficit	(662,283,000)			(662,283,000)	(662,283,000)		(562,310,000)	(668,496,000)
Increase in outstanding debt balance	6,463,000			$ 6,463,000	$ 6,463,000		37,035,000	118,425,000
Building and improvements
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets	$ 2,000,000.0	$ 700,000					$ 1,500,000	$ 5,900,000	$ 2,900,000
Minimum | Furniture, Equipment And Software
Finite-Lived Intangible Assets [Line Items]
Fixed assets, useful life							3 years
Minimum | Building and improvements
Finite-Lived Intangible Assets [Line Items]
Fixed assets, useful life							1 year
Maximum | Furniture, Equipment And Software
Finite-Lived Intangible Assets [Line Items]
Fixed assets, useful life							5 years
Maximum | Building and improvements
Finite-Lived Intangible Assets [Line Items]
Fixed assets, useful life							25 years
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2020-06
Finite-Lived Intangible Assets [Line Items]
Decrease in additional paid in capital										$ 400,000
Decrease in accumulated deficit										200,000
Increase in outstanding debt balance										$ 200,000
Software Development
Finite-Lived Intangible Assets [Line Items]
Internally developed software, useful life							5 years